Capital Shares and Equity (Details) - Sea Treasure Holding limited [Member]	1 Months Ended
Oct. 26, 2016 USD ($) $ / shares shares
Capital Shares and Equity (Textual)
Issued shares of common stock, share | shares	25,000,000
Issued shares of common stock, value | $	$ 250,000
Price per share | $ / shares	$ 0.01